Financial Instruments - Summary of 10% Strengthening of Foreign Exchange Rate (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
USD [member]
Disclosure Of Sensitivity Analysis To Measure Foreign Exchange Risk [Line Items]
Foreign exchange profit	₺ (23,400)	₺ 86,679
EUR [member]
Disclosure Of Sensitivity Analysis To Measure Foreign Exchange Risk [Line Items]
Foreign exchange profit	₺ 87,838	₺ 160,725